Share-based payment arrangements - Long term incentive plan 2015 (Equity-settled) (Details) - shares		12 Months Ended
	Feb. 12, 2015	Dec. 31, 2019	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		5 years
Long term incentive plan 2015 | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage			60.00%
Equity instruments granted (in shares)	65,433
Long term incentive plan 2015 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage			40.00%
Vesting period			3 years
Equity instruments granted (in shares)	236,590
Long term incentive plan 2015 | Key management personnel of entity or parent | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		13 years
Long term incentive plan 2015 | Key management personnel of entity or parent | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage			60.00%
Equity instruments granted (in shares)	65,433